Stockholders' Equity - Schedule of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Equity [Abstract]
Number of Options Outstanding, December 31, 2016 | shares	75,561
Number of Options Granted | shares	283,333
Number of Options Forfeited | shares	(75,561)
Number of Options Outstanding, December 31, 2017 | shares	283,333
Number of Options Outstanding, Exercisable, December 31, 2017 | shares
Weighted Average Exercise Price Outstanding, December 31, 2016 | $ / shares	$ 98.69
Weighted Average Exercise Price Granted | $ / shares	26.00
Weighted Average Exercise Price Forfeited | $ / shares	98.69
Weighted Average Exercise Price December 31, 2017 | $ / shares	22.77 [1]
Weighted Average Exercise Price Exercisable, December 31, 2017 | $ / shares
Weighted Average Remaining Life In Years, Outstanding, December 31, 2017	0 years
Weighted Average Remaining Life In Years, Exercisable, December 31, 2017	9 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding, December 31, 2017 | $
Aggregate Intrinsic Value, Exercisable, December 31, 2017 | $

[1]	In April 2017, options for the purchase of 216,667 common shares were modified such that the exercise price was reduced from $26.00 per share to $21.77 per share (see Note 14), reducing the weighted average exercise price from $26.00 per share to $22.77 per share.